Variable interest entities - Balance Sheet (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Variable interest entities
Property and equipment	¥ 5,688,211	¥ 5,205,228	¥ 4,313,477	¥ 5,621,814
Intangible assets	716,895	704,516	675,685	1,724,141
Treasury investments	3,691,387	3,430,499	7,892,899
Investments accounted for using the equity method	3,928,957	3,766,159	3,555,599
Other financial investments measured at fair value through profit or loss	5,489,233	3,602,059	2,886,719
Other financial investments measured at fair value through other comprehensive income	5,589,169	5,624,762	9,624,566
Accounts receivable	4,648,583	3,492,919	3,434,615
Amounts due from the Company and its subsidiaries	310,123	353,711	497,274
Restricted cash	3,609,697	1,723,392	1,139,473
Cash and cash equivalents	23,808,032	12,554,843	27,308,098	20,855,252
Other assets	375,330	589,584	771,977
Total assets	157,585,403	143,893,331	144,079,023
Shareholders' deficit of VIEs	98,204,090	98,701,979	99,401,619	¥ 102,201,336
Amounts due to the Company and its subsidiaries	142,227	415,238	331,373
Total liabilities	59,381,313	45,191,352	44,677,404
Total equity and liabilities	157,585,403	143,893,331	144,079,023
Variable interest entities
Variable interest entities
Property and equipment	143,349	163,307	283,793
Intangible assets	420,463	421,566	449,509
Treasury investments	1,936,796	3,807,688	2,636,525
Investments accounted for using the equity method	2,693,360	2,479,867	2,477,462
Other financial investments measured at fair value through profit or loss	1,310,697	1,225,044	1,087,494
Other financial investments measured at fair value through other comprehensive income	467,020	496,472	414,773
Accounts receivable	2,848,474	2,318,179	2,091,011
Amounts due from the Company and its subsidiaries	29,022,858	31,467,731	25,637,023
Restricted cash	2,473,383	1,559,177	1,137,507
Cash and cash equivalents	6,183,409	3,981,383	14,631,898
Other assets	7,816,888	8,190,767	3,964,380
Total assets	55,316,697	56,111,181	54,811,375
Shareholders' deficit of VIEs	(19,139,281)	(22,135,916)	(21,029,871)
Borrowings	6,118,943	3,440,561	3,496,853
Lease liabilities	150,446	103,282	105,645
Accounts and notes payable	4,822,552	4,372,876	4,490,690
Amounts due to the Company and its subsidiaries	54,344,585	63,177,051	61,319,852
Other liabilities	9,019,452	7,153,327	6,428,206
Total liabilities	74,455,978	78,247,097	75,841,246
Total equity and liabilities	¥ 55,316,697	¥ 56,111,181	¥ 54,811,375